Organization and Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

1. Organization and Nature of Operations

Sustainable Projects Group Inc. (the “Company”) was incorporated in the State of Nevada, USA on September 4, 2009 as Blue Spa Incorporated. On December 19, 2016, the Company amended its name from “Blue Spa Incorporated” to “Sustainable Petroleum Group Inc.” On September 6, 2017, the Company obtained a majority vote from its shareholders to amend the Company’s name from “Sustainable Petroleum Group Inc.” to “Sustainable Projects Group Inc.” to better reflect its business at the time. The name change was effective on October 20, 2017. Prior to the Exchange Transaction (as defined below), the Company was a multinational business development company that pursued investments and partnerships with companies across sustainable sectors. The Company also was involved in consulting services and collaborative partnerships.

The Company is a pure-play lithium company focused on supplying high performance lithium compounds to the fast-growing electric vehicle and broader battery markets. It has developed a proprietary technology to extract lithium from oilfield wastewater, which it believes will enable it to manufacture lithium compounds quickly, at an attractive cost, and with a minimal environmental footprint, which it expects to provide a competitive advantage over other lithium manufacturers.

On February 14, 2023, the Company entered into a Securities Exchange Agreement (the “Agreement”) with Lithium Harvest ApS (“Lithium Harvest”), and all the shareholders of Lithium Harvest (the “Shareholders”). Pursuant to the Agreement, the Company acquired all outstanding shares of capital stock of Lithium Harvest in exchange for issuing to the Shareholders 206,667,233 shares of the Company’s common stock (the “Exchange Transaction”). In addition, the lender of a convertible note payable exercised its conversion feature and received 71,797,703 shares of common stock in exchange for its debt and interest. The Exchange Transaction represents a change of control and was accounted for as a reverse acquisition with Lithium Harvest being the accounting acquirer and the Company being the accounting acquiree. As a result of the transaction, the number of shares of common stock outstanding was increased to 287,190,813.

The Company’s year-end is December 31.

1. Organization and Nature of Operations

Sustainable Projects Group Inc. (the “Company”) was incorporated in the State of Nevada, USA on September 4, 2009 as Blue Spa Incorporated. On December 19, 2016, the Company amended its name from “Blue Spa Incorporated” to “Sustainable Petroleum Group Inc.” On September 6, 2017, the Company obtained a majority vote from its shareholders to amend the Company’s name from “Sustainable Petroleum Group Inc.” to “Sustainable Projects Group Inc.” to better reflect its business at the time. The name change was effective on October 20, 2017. Prior to the Exchange Transaction (as defined below), the Company was a multinational business development company that pursued investments and partnerships with companies across sustainable sectors. The Company also was involved in consulting services and collaborative partnerships.

The Company is a pure-play lithium company focused on supplying high performance lithium compounds to the fast-growing electric vehicle and broader battery markets. It has developed a proprietary technology to extract lithium from oilfield wastewater, which it believes will enable it to manufacture lithium compounds quickly, at an attractive cost, and with a minimal environmental footprint, which it expects to provide a competitive advantage over other lithium manufacturers.

On February 14, 2023, the Company entered into a Securities Exchange Agreement (the “Agreement”) with Lithium Harvest ApS (“Lithium Harvest”), and all the shareholders of Lithium Harvest (the “Shareholders”). Pursuant to the Agreement, the Company acquired all outstanding shares of capital stock of Lithium Harvest in exchange for issuing to the Shareholders 206,667,233 shares of the Company’s common stock (the “Exchange Transaction”). In addition, the lender of a convertible note payable exercised its conversion feature and received 71,797,703 shares of common stock in exchange for its debt and interest. The Exchange Transaction represents a change of control and was accounted for as a reverse acquisition with Lithium Harvest being the accounting acquirer and the Company being the accounting acquiree. As a result of the transaction, the number of shares of common stock outstanding was increased to 287,190,813.

The Company’s year-end is December 31.